SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS AT THE ANNUAL RATES (Details)	Dec. 31, 2022
Computers Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, salvage value, percentage	33.00%